Shareholder Report	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	0000779991
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000013057
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,659	$9,948	$9,949
5/15	$9,623	$9,920	$9,940
6/15	$9,607	$9,911	$9,937
7/15	$9,658	$9,983	$10,013
8/15	$9,661	$10,002	$10,039
9/15	$9,732	$10,075	$10,102
10/15	$9,763	$10,115	$10,139
11/15	$9,766	$10,155	$10,177
12/15	$9,797	$10,226	$10,240
1/16	$9,906	$10,349	$10,369
2/16	$9,928	$10,365	$10,385
3/16	$9,921	$10,398	$10,410
4/16	$9,963	$10,474	$10,493
5/16	$9,994	$10,502	$10,519
6/16	$10,106	$10,669	$10,672
7/16	$10,137	$10,676	$10,685
8/16	$10,168	$10,690	$10,697
9/16	$10,101	$10,637	$10,643
10/16	$10,003	$10,525	$10,528
11/16	$9,666	$10,133	$10,157
12/16	$9,749	$10,252	$10,279
1/17	$9,792	$10,319	$10,342
2/17	$9,855	$10,391	$10,407
3/17	$9,866	$10,414	$10,431
4/17	$9,939	$10,489	$10,507
5/17	$10,061	$10,656	$10,676
6/17	$10,031	$10,617	$10,638
7/17	$10,081	$10,703	$10,721
8/17	$10,121	$10,785	$10,792
9/17	$10,090	$10,730	$10,731
10/17	$10,068	$10,756	$10,757
11/17	$10,027	$10,699	$10,695
12/17	$10,057	$10,810	$10,802
1/18	$9,984	$10,683	$10,675
2/18	$9,964	$10,651	$10,641
3/18	$9,994	$10,691	$10,673
4/18	$9,963	$10,652	$10,628
5/18	$10,056	$10,774	$10,748
6/18	$10,067	$10,784	$10,754
7/18	$10,110	$10,810	$10,774
8/18	$10,131	$10,837	$10,795
9/18	$10,079	$10,767	$10,729
10/18	$10,027	$10,701	$10,662
11/18	$10,101	$10,819	$10,787
12/18	$10,207	$10,949	$10,915
1/19	$10,291	$11,032	$10,995
2/19	$10,344	$11,091	$11,055
3/19	$10,469	$11,266	$11,227
4/19	$10,510	$11,309	$11,266
5/19	$10,656	$11,464	$11,421
6/19	$10,707	$11,507	$11,456
7/19	$10,801	$11,599	$11,547
8/19	$10,969	$11,782	$11,712
9/19	$10,880	$11,688	$11,617
10/19	$10,877	$11,709	$11,631
11/19	$10,885	$11,738	$11,660
12/19	$10,916	$11,774	$11,692
1/20	$11,095	$11,986	$11,897
2/20	$11,265	$12,140	$12,041
3/20	$10,714	$11,700	$11,597
4/20	$10,483	$11,553	$11,397
5/20	$10,816	$11,920	$11,765
6/20	$10,988	$12,019	$11,869
7/20	$11,168	$12,221	$12,043
8/20	$11,153	$12,164	$11,953
9/20	$11,137	$12,166	$11,932
10/20	$11,121	$12,130	$11,892
11/20	$11,335	$12,313	$12,123
12/20	$11,418	$12,388	$12,225
1/21	$11,523	$12,467	$12,309
2/21	$11,310	$12,269	$12,101
3/21	$11,368	$12,344	$12,177
4/21	$11,494	$12,448	$12,309
5/21	$11,554	$12,485	$12,366
6/21	$11,625	$12,519	$12,406
7/21	$11,717	$12,623	$12,504
8/21	$11,632	$12,577	$12,440
9/21	$11,515	$12,486	$12,340
10/21	$11,486	$12,449	$12,311
11/21	$11,579	$12,555	$12,428
12/21	$11,589	$12,576	$12,453
1/22	$11,277	$12,231	$12,101
2/22	$11,204	$12,188	$12,056
3/22	$10,860	$11,793	$11,640
4/22	$10,540	$11,466	$11,301
5/22	$10,660	$11,637	$11,528
6/22	$10,487	$11,446	$11,281
7/22	$10,756	$11,749	$11,592
8/22	$10,537	$11,491	$11,303
9/22	$10,203	$11,050	$10,864
10/22	$10,109	$10,958	$10,763
11/22	$10,531	$11,471	$11,315
12/22	$10,541	$11,504	$11,341
1/23	$10,814	$11,834	$11,712
2/23	$10,584	$11,566	$11,430
3/23	$10,803	$11,823	$11,705
4/23	$10,803	$11,796	$11,687
5/23	$10,745	$11,694	$11,584
6/23	$10,838	$11,811	$11,724
7/23	$10,852	$11,858	$11,755
8/23	$10,737	$11,687	$11,567
9/23	$10,461	$11,344	$11,203
10/23	$10,312	$11,248	$11,108
11/23	$11,008	$11,962	$11,877
12/23	$11,282	$12,240	$12,170
1/24	$11,263	$12,177	$12,100
2/24	$11,255	$12,193	$12,100
3/24	$11,245	$12,193	$12,081
4/24	$11,166	$12,042	$11,935
5/24	$11,170	$12,006	$11,901
6/24	$11,341	$12,190	$12,108
7/24	$11,418	$12,301	$12,212
8/24	$11,511	$12,398	$12,299
9/24	$11,638	$12,521	$12,421
10/24	$11,475	$12,338	$12,221
11/24	$11,675	$12,552	$12,465
12/24	$11,512	$12,369	$12,272
1/25	$11,530	$12,431	$12,329
2/25	$11,634	$12,554	$12,442
3/25	$11,422	$12,341	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	1.57%	1.29%	1.67%
Class A with 3.25% Maximum Sales Charge	(1.75)%	0.63%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

Material Change Date		Mar. 31, 2024
AssetsNet	$ 63,551,472
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 162,659
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.70% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after August 1, 2025.

Material Fund Change Expenses [Text Block]

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.70% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after August 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013059
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,985	$9,948	$9,949
5/15	$9,939	$9,920	$9,940
6/15	$9,915	$9,911	$9,937
7/15	$9,963	$9,983	$10,013
8/15	$9,958	$10,002	$10,039
9/15	$10,017	$10,075	$10,102
10/15	$10,054	$10,115	$10,139
11/15	$10,039	$10,155	$10,177
12/15	$10,076	$10,226	$10,240
1/16	$10,175	$10,349	$10,369
2/16	$10,192	$10,365	$10,385
3/16	$10,177	$10,398	$10,410
4/16	$10,225	$10,474	$10,493
5/16	$10,241	$10,502	$10,519
6/16	$10,353	$10,669	$10,672
7/16	$10,379	$10,676	$10,685
8/16	$10,395	$10,690	$10,697
9/16	$10,325	$10,637	$10,643
10/16	$10,223	$10,525	$10,528
11/16	$9,865	$10,133	$10,157
12/16	$9,946	$10,252	$10,279
1/17	$9,985	$10,319	$10,342
2/17	$10,045	$10,391	$10,407
3/17	$10,050	$10,414	$10,431
4/17	$10,120	$10,489	$10,507
5/17	$10,232	$10,656	$10,676
6/17	$10,193	$10,617	$10,638
7/17	$10,240	$10,703	$10,721
8/17	$10,275	$10,785	$10,792
9/17	$10,234	$10,730	$10,731
10/17	$10,214	$10,756	$10,757
11/17	$10,163	$10,699	$10,695
12/17	$10,188	$10,810	$10,802
1/18	$10,103	$10,683	$10,675
2/18	$10,074	$10,651	$10,641
3/18	$10,099	$10,691	$10,673
4/18	$10,069	$10,652	$10,628
5/18	$10,150	$10,774	$10,748
6/18	$10,165	$10,784	$10,754
7/18	$10,191	$10,810	$10,774
8/18	$10,206	$10,837	$10,795
9/18	$10,144	$10,767	$10,729
10/18	$10,092	$10,701	$10,662
11/18	$10,164	$10,819	$10,787
12/18	$10,257	$10,949	$10,915
1/19	$10,338	$11,032	$10,995
2/19	$10,387	$11,091	$11,055
3/19	$10,512	$11,266	$11,227
4/19	$10,536	$11,309	$11,266
5/19	$10,683	$11,464	$11,421
6/19	$10,729	$11,507	$11,456
7/19	$10,808	$11,599	$11,547
8/19	$10,977	$11,782	$11,712
9/19	$10,876	$11,688	$11,617
10/19	$10,865	$11,709	$11,631
11/19	$10,866	$11,738	$11,660
12/19	$10,890	$11,774	$11,692
1/20	$11,071	$11,986	$11,897
2/20	$11,218	$12,140	$12,041
3/20	$10,678	$11,700	$11,597
4/20	$10,440	$11,553	$11,397
5/20	$10,759	$11,920	$11,765
6/20	$10,919	$12,019	$11,869
7/20	$11,100	$12,221	$12,043
8/20	$11,075	$12,164	$11,953
9/20	$11,051	$12,166	$11,932
10/20	$11,026	$12,130	$11,892
11/20	$11,231	$12,313	$12,123
12/20	$11,309	$12,388	$12,225
1/21	$11,410	$12,467	$12,309
2/21	$11,193	$12,269	$12,101
3/21	$11,234	$12,344	$12,177
4/21	$11,346	$12,448	$12,309
5/21	$11,411	$12,485	$12,366
6/21	$11,466	$12,519	$12,406
7/21	$11,553	$12,623	$12,504
8/21	$11,457	$12,577	$12,440
9/21	$11,340	$12,486	$12,340
10/21	$11,301	$12,449	$12,311
11/21	$11,390	$12,555	$12,428
12/21	$11,392	$12,576	$12,453
1/22	$11,074	$12,231	$12,101
2/22	$11,003	$12,188	$12,056
3/22	$10,651	$11,793	$11,640
4/22	$10,337	$11,466	$11,301
5/22	$10,441	$11,637	$11,528
6/22	$10,267	$11,446	$11,281
7/22	$10,525	$11,749	$11,592
8/22	$10,304	$11,491	$11,303
9/22	$9,964	$11,050	$10,864
10/22	$9,872	$10,958	$10,763
11/22	$10,274	$11,471	$11,315
12/22	$10,277	$11,504	$11,341
1/23	$10,538	$11,834	$11,712
2/23	$10,319	$11,566	$11,430
3/23	$10,524	$11,823	$11,705
4/23	$10,516	$11,796	$11,687
5/23	$10,448	$11,694	$11,584
6/23	$10,536	$11,811	$11,724
7/23	$10,542	$11,858	$11,755
8/23	$10,429	$11,687	$11,567
9/23	$10,139	$11,344	$11,203
10/23	$9,991	$11,248	$11,108
11/23	$10,657	$11,962	$11,877
12/23	$10,917	$12,240	$12,170
1/24	$10,901	$12,177	$12,100
2/24	$10,885	$12,193	$12,100
3/24	$10,867	$12,193	$12,081
4/24	$10,778	$12,042	$11,935
5/24	$10,774	$12,006	$11,901
6/24	$10,940	$12,190	$12,108
7/24	$10,997	$12,301	$12,212
8/24	$11,083	$12,398	$12,299
9/24	$11,203	$12,521	$12,421
10/24	$11,042	$12,338	$12,221
11/24	$11,224	$12,552	$12,465
12/24	$11,062	$12,369	$12,272
1/25	$11,072	$12,431	$12,329
2/25	$11,169	$12,554	$12,442
3/25	$11,126	$12,341	$12,199

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	0.72%	0.50%	1.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(0.26)%	0.50%	1.07%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

Material Change Date		Mar. 31, 2024
AssetsNet	$ 63,551,472
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 162,659
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.45% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after August 1, 2025.

Material Fund Change Expenses [Text Block]

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.45% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after August 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000091012
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	ENYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$998,451	$994,753	$994,936
5/15	$994,902	$992,005	$993,990
6/15	$993,385	$991,101	$993,655
7/15	$998,779	$998,280	$1,001,255
8/15	$999,174	$1,000,240	$1,003,850
9/15	$1,006,621	$1,007,486	$1,010,232
10/15	$1,010,031	$1,011,492	$1,013,940
11/15	$1,010,411	$1,015,513	$1,017,676
12/15	$1,013,787	$1,022,648	$1,023,969
1/16	$1,025,183	$1,034,850	$1,036,901
2/16	$1,027,619	$1,036,478	$1,038,465
3/16	$1,026,955	$1,039,761	$1,040,993
4/16	$1,031,420	$1,047,406	$1,049,292
5/16	$1,034,820	$1,050,239	$1,051,871
6/16	$1,046,493	$1,066,947	$1,067,216
7/16	$1,049,837	$1,067,598	$1,068,540
8/16	$1,053,255	$1,069,039	$1,069,702
9/16	$1,046,374	$1,063,703	$1,064,266
10/16	$1,036,399	$1,052,544	$1,052,817
11/16	$1,001,642	$1,013,289	$1,015,658
12/16	$1,010,320	$1,025,185	$1,027,912
1/17	$1,014,921	$1,031,943	$1,034,167
2/17	$1,021,557	$1,039,109	$1,040,663
3/17	$1,022,873	$1,041,365	$1,043,141
4/17	$1,030,476	$1,048,921	$1,050,664
5/17	$1,043,260	$1,065,568	$1,067,550
6/17	$1,040,293	$1,061,747	$1,063,795
7/17	$1,045,678	$1,070,337	$1,072,133
8/17	$1,049,948	$1,078,482	$1,079,226
9/17	$1,046,817	$1,072,999	$1,073,063
10/17	$1,044,724	$1,075,618	$1,075,652
11/17	$1,040,568	$1,069,859	$1,069,535
12/17	$1,043,850	$1,081,041	$1,080,223
1/18	$1,036,404	$1,068,314	$1,067,509
2/18	$1,034,424	$1,065,122	$1,064,137
3/18	$1,037,695	$1,069,053	$1,067,259
4/18	$1,034,571	$1,065,238	$1,062,826
5/18	$1,044,377	$1,077,436	$1,074,828
6/18	$1,045,654	$1,078,356	$1,075,426
7/18	$1,050,201	$1,080,972	$1,077,435
8/18	$1,052,530	$1,083,748	$1,079,519
9/18	$1,047,284	$1,076,732	$1,072,946
10/18	$1,041,993	$1,070,102	$1,066,183
11/18	$1,049,849	$1,081,946	$1,078,685
12/18	$1,060,969	$1,094,900	$1,091,472
1/19	$1,069,851	$1,103,177	$1,099,549
2/19	$1,075,484	$1,109,084	$1,105,528
3/19	$1,088,656	$1,126,616	$1,122,686
4/19	$1,093,035	$1,130,850	$1,126,559
5/19	$1,109,470	$1,146,440	$1,142,091
6/19	$1,113,774	$1,150,673	$1,145,629
7/19	$1,123,684	$1,159,947	$1,154,682
8/19	$1,141,295	$1,178,243	$1,171,248
9/19	$1,132,199	$1,168,798	$1,161,677
10/19	$1,131,974	$1,170,893	$1,163,072
11/19	$1,133,013	$1,173,821	$1,165,987
12/19	$1,136,334	$1,177,405	$1,169,152
1/20	$1,156,285	$1,198,559	$1,189,683
2/20	$1,172,981	$1,214,015	$1,204,107
3/20	$1,115,705	$1,169,979	$1,159,681
4/20	$1,091,836	$1,155,296	$1,139,720
5/20	$1,126,692	$1,192,047	$1,176,474
6/20	$1,144,688	$1,201,858	$1,186,883
7/20	$1,163,662	$1,222,100	$1,204,315
8/20	$1,162,163	$1,216,366	$1,195,267
9/20	$1,160,663	$1,216,624	$1,193,160
10/20	$1,159,117	$1,212,970	$1,189,204
11/20	$1,181,635	$1,231,274	$1,212,261
12/20	$1,191,529	$1,238,775	$1,222,494
1/21	$1,202,657	$1,246,669	$1,230,924
2/21	$1,179,436	$1,226,861	$1,210,099
3/21	$1,185,688	$1,234,427	$1,217,734
4/21	$1,198,971	$1,244,781	$1,230,869
5/21	$1,205,324	$1,248,495	$1,236,580
6/21	$1,212,861	$1,251,923	$1,240,647
7/21	$1,222,659	$1,262,306	$1,250,427
8/21	$1,213,966	$1,257,674	$1,243,959
9/21	$1,201,894	$1,248,597	$1,233,967
10/21	$1,199,000	$1,244,947	$1,231,079
11/21	$1,208,910	$1,255,545	$1,242,813
12/21	$1,210,023	$1,257,570	$1,245,329
1/22	$1,177,659	$1,223,147	$1,210,115
2/22	$1,171,367	$1,218,765	$1,205,552
3/22	$1,134,408	$1,179,256	$1,163,952
4/22	$1,102,308	$1,146,639	$1,130,058
5/22	$1,113,790	$1,163,672	$1,152,752
6/22	$1,095,851	$1,144,613	$1,128,124
7/22	$1,124,026	$1,174,856	$1,159,170
8/22	$1,101,334	$1,149,107	$1,130,325
9/22	$1,066,533	$1,105,003	$1,086,441
10/22	$1,056,902	$1,095,814	$1,076,255
11/22	$1,101,077	$1,147,069	$1,131,505
12/22	$1,102,246	$1,150,353	$1,134,056
1/23	$1,131,009	$1,183,397	$1,171,169
2/23	$1,107,109	$1,156,638	$1,142,957
3/23	$1,130,121	$1,182,301	$1,170,532
4/23	$1,130,245	$1,179,600	$1,168,747
5/23	$1,124,299	$1,169,378	$1,158,351
6/23	$1,134,205	$1,181,092	$1,172,447
7/23	$1,135,767	$1,185,764	$1,175,497
8/23	$1,123,957	$1,168,694	$1,156,741
9/23	$1,095,140	$1,134,441	$1,120,270
10/23	$1,079,681	$1,124,787	$1,110,755
11/23	$1,152,699	$1,196,190	$1,187,748
12/23	$1,181,596	$1,223,991	$1,217,024
1/24	$1,179,677	$1,217,740	$1,209,980
2/24	$1,179,059	$1,219,304	$1,209,952
3/24	$1,178,094	$1,219,266	$1,208,079
4/24	$1,169,975	$1,204,165	$1,193,477
5/24	$1,170,556	$1,200,633	$1,190,114
6/24	$1,188,673	$1,219,036	$1,210,805
7/24	$1,196,868	$1,230,147	$1,221,242
8/24	$1,206,790	$1,239,849	$1,229,861
9/24	$1,220,209	$1,252,103	$1,242,129
10/24	$1,203,308	$1,233,846	$1,222,148
11/24	$1,224,441	$1,255,160	$1,246,509
12/24	$1,207,485	$1,236,886	$1,227,220
1/25	$1,209,478	$1,243,085	$1,232,922
2/25	$1,220,568	$1,255,411	$1,244,150
3/25	$1,198,360	$1,234,135	$1,219,868

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	1.72%	1.44%	1.82%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%

Material Change Date		Mar. 31, 2024
AssetsNet	$ 63,551,472
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 162,659
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.55% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after August 1, 2025.

Material Fund Change Expenses [Text Block]

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.55% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after August 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013049
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,658	$9,948	$9,982
5/15	$9,601	$9,920	$9,952
6/15	$9,584	$9,911	$9,961
7/15	$9,634	$9,983	$10,007
8/15	$9,635	$10,002	$10,021
9/15	$9,726	$10,075	$10,079
10/15	$9,766	$10,115	$10,118
11/15	$9,768	$10,155	$10,118
12/15	$9,819	$10,226	$10,143
1/16	$9,948	$10,349	$10,244
2/16	$9,970	$10,365	$10,272
3/16	$9,961	$10,398	$10,255
4/16	$10,012	$10,474	$10,303
5/16	$10,003	$10,502	$10,294
6/16	$10,124	$10,669	$10,380
7/16	$10,146	$10,676	$10,406
8/16	$10,147	$10,690	$10,400
9/16	$10,119	$10,637	$10,368
10/16	$10,071	$10,525	$10,321
11/16	$9,787	$10,133	$10,069
12/16	$9,817	$10,252	$10,128
1/17	$9,877	$10,319	$10,207
2/17	$9,956	$10,391	$10,275
3/17	$9,973	$10,414	$10,283
4/17	$10,041	$10,489	$10,344
5/17	$10,160	$10,656	$10,443
6/17	$10,128	$10,617	$10,408
7/17	$10,197	$10,703	$10,474
8/17	$10,286	$10,785	$10,530
9/17	$10,283	$10,730	$10,475
10/17	$10,250	$10,756	$10,479
11/17	$10,236	$10,699	$10,380
12/17	$10,274	$10,810	$10,435
1/18	$10,282	$10,683	$10,394
2/18	$10,280	$10,651	$10,374
3/18	$10,308	$10,691	$10,377
4/18	$10,297	$10,652	$10,347
5/18	$10,379	$10,774	$10,431
6/18	$10,400	$10,784	$10,460
7/18	$10,430	$10,810	$10,497
8/18	$10,460	$10,837	$10,501
9/18	$10,428	$10,767	$10,451
10/18	$10,395	$10,701	$10,431
11/18	$10,436	$10,819	$10,514
12/18	$10,498	$10,949	$10,612
1/19	$10,560	$11,032	$10,700
2/19	$10,611	$11,091	$10,747
3/19	$10,670	$11,266	$10,829
4/19	$10,701	$11,309	$10,838
5/19	$10,783	$11,464	$10,948
6/19	$10,812	$11,507	$10,996
7/19	$10,862	$11,599	$11,074
8/19	$10,944	$11,782	$11,151
9/19	$10,908	$11,688	$11,070
10/19	$10,937	$11,709	$11,110
11/19	$10,954	$11,738	$11,135
12/19	$10,976	$11,774	$11,167
1/20	$11,077	$11,986	$11,298
2/20	$11,180	$12,140	$11,369
3/20	$10,702	$11,700	$11,099
4/20	$10,523	$11,553	$11,078
5/20	$10,690	$11,920	$11,352
6/20	$10,867	$12,019	$11,397
7/20	$11,001	$12,221	$11,520
8/20	$11,025	$12,164	$11,503
9/20	$11,039	$12,166	$11,516
10/20	$11,031	$12,130	$11,492
11/20	$11,133	$12,313	$11,570
12/20	$11,215	$12,388	$11,610
1/21	$11,315	$12,467	$11,650
2/21	$11,252	$12,269	$11,543
3/21	$11,286	$12,344	$11,586
4/21	$11,342	$12,448	$11,635
5/21	$11,363	$12,485	$11,640
6/21	$11,396	$12,519	$11,646
7/21	$11,461	$12,623	$11,713
8/21	$11,448	$12,577	$11,701
9/21	$11,381	$12,486	$11,648
10/21	$11,357	$12,449	$11,618
11/21	$11,411	$12,555	$11,646
12/21	$11,410	$12,576	$11,660
1/22	$11,231	$12,231	$11,414
2/22	$11,164	$12,188	$11,381
3/22	$10,964	$11,793	$11,137
4/22	$10,810	$11,466	$10,964
5/22	$10,879	$11,637	$11,114
6/22	$10,816	$11,446	$11,073
7/22	$10,942	$11,749	$11,266
8/22	$10,824	$11,491	$11,098
9/22	$10,641	$11,050	$10,824
10/22	$10,615	$10,958	$10,801
11/22	$10,803	$11,471	$11,089
12/22	$10,825	$11,504	$11,134
1/23	$10,982	$11,834	$11,342
2/23	$10,870	$11,566	$11,146
3/23	$10,984	$11,823	$11,339
4/23	$10,984	$11,796	$11,296
5/23	$10,952	$11,694	$11,204
6/23	$11,000	$11,811	$11,277
7/23	$11,038	$11,858	$11,313
8/23	$10,972	$11,687	$11,238
9/23	$10,884	$11,344	$11,057
10/23	$10,854	$11,248	$11,041
11/23	$11,158	$11,962	$11,444
12/23	$11,290	$12,240	$11,615
1/24	$11,318	$12,177	$11,579
2/24	$11,347	$12,193	$11,588
3/24	$11,375	$12,193	$11,573
4/24	$11,334	$12,042	$11,483
5/24	$11,350	$12,006	$11,417
6/24	$11,461	$12,190	$11,537
7/24	$11,560	$12,301	$11,644
8/24	$11,660	$12,398	$11,772
9/24	$11,749	$12,521	$11,851
10/24	$11,672	$12,338	$11,729
11/24	$11,773	$12,552	$11,830
12/24	$11,731	$12,369	$11,747
1/25	$11,785	$12,431	$11,825
2/25	$11,887	$12,554	$11,926
3/25	$11,781	$12,341	$11,842

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.59%	1.94%	1.99%
Class A with 3.25% Maximum Sales Charge	0.20%	1.28%	1.65%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 738,879,946
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 2,900,594
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013051
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,964	$9,948	$9,982
5/15	$9,917	$9,920	$9,952
6/15	$9,880	$9,911	$9,961
7/15	$9,927	$9,983	$10,007
8/15	$9,932	$10,002	$10,021
9/15	$10,021	$10,075	$10,079
10/15	$10,047	$10,115	$10,118
11/15	$10,053	$10,155	$10,118
12/15	$10,089	$10,226	$10,143
1/16	$10,210	$10,349	$10,244
2/16	$10,226	$10,365	$10,272
3/16	$10,220	$10,398	$10,255
4/16	$10,267	$10,474	$10,303
5/16	$10,251	$10,502	$10,294
6/16	$10,362	$10,669	$10,380
7/16	$10,377	$10,676	$10,406
8/16	$10,382	$10,690	$10,400
9/16	$10,345	$10,637	$10,368
10/16	$10,275	$10,525	$10,321
11/16	$9,987	$10,133	$10,069
12/16	$10,012	$10,252	$10,128
1/17	$10,068	$10,319	$10,207
2/17	$10,135	$10,391	$10,275
3/17	$10,146	$10,414	$10,283
4/17	$10,211	$10,489	$10,344
5/17	$10,320	$10,656	$10,443
6/17	$10,289	$10,617	$10,408
7/17	$10,354	$10,703	$10,474
8/17	$10,431	$10,785	$10,530
9/17	$10,431	$10,730	$10,475
10/17	$10,389	$10,756	$10,479
11/17	$10,367	$10,699	$10,380
12/17	$10,400	$10,810	$10,435
1/18	$10,400	$10,683	$10,394
2/18	$10,392	$10,651	$10,374
3/18	$10,414	$10,691	$10,377
4/18	$10,394	$10,652	$10,347
5/18	$10,462	$10,774	$10,431
6/18	$10,488	$10,784	$10,460
7/18	$10,513	$10,810	$10,497
8/18	$10,526	$10,837	$10,501
9/18	$10,495	$10,767	$10,451
10/18	$10,453	$10,701	$10,431
11/18	$10,489	$10,819	$10,514
12/18	$10,547	$10,949	$10,612
1/19	$10,604	$11,032	$10,700
2/19	$10,639	$11,091	$10,747
3/19	$10,705	$11,266	$10,829
4/19	$10,718	$11,309	$10,838
5/19	$10,797	$11,464	$10,948
6/19	$10,831	$11,507	$10,996
7/19	$10,864	$11,599	$11,074
8/19	$10,931	$11,782	$11,151
9/19	$10,897	$11,688	$11,070
10/19	$10,919	$11,709	$11,110
11/19	$10,929	$11,738	$11,135
12/19	$10,945	$11,774	$11,167
1/20	$11,043	$11,986	$11,298
2/20	$11,131	$12,140	$11,369
3/20	$10,648	$11,700	$11,099
4/20	$10,467	$11,553	$11,078
5/20	$10,621	$11,920	$11,352
6/20	$10,798	$12,019	$11,397
7/20	$10,918	$12,221	$11,520
8/20	$10,936	$12,164	$11,503
9/20	$10,943	$12,166	$11,516
10/20	$10,938	$12,130	$11,492
11/20	$11,025	$12,313	$11,570
12/20	$11,090	$12,388	$11,610
1/21	$11,198	$12,467	$11,650
2/21	$11,126	$12,269	$11,543
3/21	$11,153	$12,344	$11,586
4/21	$11,192	$12,448	$11,635
5/21	$11,218	$12,485	$11,640
6/21	$11,244	$12,519	$11,646
7/21	$11,292	$12,623	$11,713
8/21	$11,272	$12,577	$11,701
9/21	$11,206	$12,486	$11,648
10/21	$11,174	$12,449	$11,618
11/21	$11,211	$12,555	$11,646
12/21	$11,203	$12,576	$11,660
1/22	$11,023	$12,231	$11,414
2/22	$10,959	$12,188	$11,381
3/22	$10,758	$11,793	$11,137
4/22	$10,593	$11,466	$10,964
5/22	$10,656	$11,637	$11,114
6/22	$10,585	$11,446	$11,073
7/22	$10,706	$11,749	$11,266
8/22	$10,579	$11,491	$11,098
9/22	$10,395	$11,050	$10,824
10/22	$10,361	$10,958	$10,801
11/22	$10,546	$11,471	$11,089
12/22	$10,561	$11,504	$11,134
1/23	$10,701	$11,834	$11,342
2/23	$10,580	$11,566	$11,146
3/23	$10,688	$11,823	$11,339
4/23	$10,693	$11,796	$11,296
5/23	$10,640	$11,694	$11,204
6/23	$10,693	$11,811	$11,277
7/23	$10,712	$11,858	$11,313
8/23	$10,649	$11,687	$11,238
9/23	$10,553	$11,344	$11,057
10/23	$10,514	$11,248	$11,041
11/23	$10,803	$11,962	$11,444
12/23	$10,928	$12,240	$11,615
1/24	$10,948	$12,177	$11,579
2/24	$10,969	$12,193	$11,588
3/24	$10,990	$12,193	$11,573
4/24	$10,952	$12,042	$11,483
5/24	$10,948	$12,006	$11,417
6/24	$11,052	$12,190	$11,537
7/24	$11,143	$12,301	$11,644
8/24	$11,235	$12,398	$11,772
9/24	$11,304	$12,521	$11,851
10/24	$11,219	$12,338	$11,729
11/24	$11,324	$12,552	$11,830
12/24	$11,261	$12,369	$11,747
1/25	$11,307	$12,431	$11,825
2/25	$11,401	$12,554	$11,926
3/25	$11,467	$12,341	$11,842

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.73%	1.18%	1.38%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.73%	1.18%	1.38%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 738,879,946
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 2,900,594
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091010
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$997,321	$994,753	$998,188
5/15	$992,645	$992,005	$995,246
6/15	$990,949	$991,101	$996,104
7/15	$996,235	$998,280	$1,000,738
8/15	$996,515	$1,000,240	$1,002,108
9/15	$1,005,950	$1,007,486	$1,007,907
10/15	$1,010,273	$1,011,492	$1,011,782
11/15	$1,010,580	$1,015,513	$1,011,765
12/15	$1,015,971	$1,022,648	$1,014,305
1/16	$1,029,482	$1,034,850	$1,024,396
2/16	$1,030,817	$1,036,478	$1,027,157
3/16	$1,031,050	$1,039,761	$1,025,542
4/16	$1,036,469	$1,047,406	$1,030,292
5/16	$1,035,713	$1,050,239	$1,029,354
6/16	$1,048,359	$1,066,947	$1,038,021
7/16	$1,050,700	$1,067,598	$1,040,561
8/16	$1,051,016	$1,069,039	$1,039,973
9/16	$1,048,238	$1,063,703	$1,036,845
10/16	$1,043,328	$1,052,544	$1,032,107
11/16	$1,013,963	$1,013,289	$1,006,913
12/16	$1,017,210	$1,025,185	$1,012,814
1/17	$1,023,519	$1,031,943	$1,020,738
2/17	$1,031,825	$1,039,109	$1,027,452
3/17	$1,033,769	$1,041,365	$1,028,301
4/17	$1,040,872	$1,048,921	$1,034,406
5/17	$1,053,406	$1,065,568	$1,044,301
6/17	$1,050,153	$1,061,747	$1,040,781
7/17	$1,057,412	$1,070,337	$1,047,422
8/17	$1,066,822	$1,078,482	$1,053,006
9/17	$1,066,642	$1,072,999	$1,047,538
10/17	$1,063,337	$1,075,618	$1,047,897
11/17	$1,062,052	$1,069,859	$1,038,041
12/17	$1,067,209	$1,081,041	$1,043,549
1/18	$1,067,054	$1,068,314	$1,039,403
2/18	$1,067,016	$1,065,122	$1,037,368
3/18	$1,070,078	$1,069,053	$1,037,727
4/18	$1,070,069	$1,065,238	$1,034,737
5/18	$1,077,657	$1,077,436	$1,043,093
6/18	$1,079,976	$1,078,356	$1,045,986
7/18	$1,083,266	$1,080,972	$1,049,670
8/18	$1,086,537	$1,083,748	$1,050,071
9/18	$1,083,267	$1,076,732	$1,045,069
10/18	$1,080,016	$1,070,102	$1,043,079
11/18	$1,085,551	$1,081,946	$1,051,420
12/18	$1,092,154	$1,094,900	$1,061,180
1/19	$1,098,701	$1,103,177	$1,070,000
2/19	$1,103,055	$1,109,084	$1,074,698
3/19	$1,110,479	$1,126,616	$1,082,852
4/19	$1,112,657	$1,130,850	$1,083,787
5/19	$1,121,352	$1,146,440	$1,094,777
6/19	$1,125,657	$1,150,673	$1,099,559
7/19	$1,130,940	$1,159,947	$1,107,395
8/19	$1,138,487	$1,178,243	$1,115,108
9/19	$1,136,058	$1,168,798	$1,106,955
10/19	$1,138,025	$1,170,893	$1,111,024
11/19	$1,139,915	$1,173,821	$1,113,515
12/19	$1,142,401	$1,177,405	$1,116,718
1/20	$1,154,230	$1,198,559	$1,129,787
2/20	$1,163,902	$1,214,015	$1,136,850
3/20	$1,114,250	$1,169,979	$1,109,920
4/20	$1,095,831	$1,155,296	$1,107,763
5/20	$1,113,304	$1,192,047	$1,135,194
6/20	$1,133,044	$1,201,858	$1,139,672
7/20	$1,145,964	$1,222,100	$1,151,951
8/20	$1,148,661	$1,216,366	$1,150,340
9/20	$1,151,383	$1,216,624	$1,151,564
10/20	$1,150,681	$1,212,970	$1,149,229
11/20	$1,161,465	$1,231,274	$1,157,012
12/20	$1,169,001	$1,238,775	$1,161,046
1/21	$1,180,765	$1,246,669	$1,165,034
2/21	$1,174,338	$1,226,861	$1,154,324
3/21	$1,178,002	$1,234,427	$1,158,621
4/21	$1,182,826	$1,244,781	$1,163,484
5/21	$1,186,388	$1,248,495	$1,164,020
6/21	$1,189,951	$1,251,923	$1,164,569
7/21	$1,195,720	$1,262,306	$1,171,269
8/21	$1,194,561	$1,257,674	$1,170,141
9/21	$1,188,829	$1,248,597	$1,164,819
10/21	$1,185,366	$1,244,947	$1,161,757
11/21	$1,191,165	$1,255,545	$1,164,598
12/21	$1,191,204	$1,257,570	$1,166,015
1/22	$1,172,683	$1,223,147	$1,141,448
2/22	$1,166,988	$1,218,765	$1,138,063
3/22	$1,146,204	$1,179,256	$1,113,676
4/22	$1,130,253	$1,146,639	$1,096,438
5/22	$1,136,419	$1,163,672	$1,111,385
6/22	$1,130,006	$1,144,613	$1,107,332
7/22	$1,144,469	$1,174,856	$1,126,556
8/22	$1,132,346	$1,149,107	$1,109,768
9/22	$1,113,284	$1,105,003	$1,082,369
10/22	$1,110,702	$1,095,814	$1,080,116
11/22	$1,130,565	$1,147,069	$1,108,870
12/22	$1,132,979	$1,150,353	$1,113,382
1/23	$1,149,535	$1,183,397	$1,134,157
2/23	$1,136,789	$1,156,638	$1,114,573
3/23	$1,149,986	$1,182,301	$1,133,877
4/23	$1,150,218	$1,179,600	$1,129,597
5/23	$1,145,747	$1,169,378	$1,120,381
6/23	$1,152,105	$1,181,092	$1,127,719
7/23	$1,155,029	$1,185,764	$1,131,294
8/23	$1,149,548	$1,168,694	$1,123,834
9/23	$1,140,487	$1,134,441	$1,105,731
10/23	$1,136,295	$1,124,787	$1,104,055
11/23	$1,168,261	$1,196,190	$1,144,418
12/23	$1,183,430	$1,223,991	$1,161,525
1/24	$1,186,526	$1,217,740	$1,157,948
2/24	$1,188,456	$1,219,304	$1,158,774
3/24	$1,191,564	$1,219,266	$1,157,334
4/24	$1,188,595	$1,204,165	$1,148,343
5/24	$1,189,255	$1,200,633	$1,141,737
6/24	$1,202,204	$1,219,036	$1,153,732
7/24	$1,212,755	$1,230,147	$1,164,377
8/24	$1,223,395	$1,239,849	$1,177,244
9/24	$1,232,843	$1,252,103	$1,185,149
10/24	$1,223,682	$1,233,846	$1,172,929
11/24	$1,235,644	$1,255,160	$1,182,976
12/24	$1,230,185	$1,236,886	$1,174,715
1/25	$1,236,004	$1,243,085	$1,182,507
2/25	$1,246,827	$1,255,411	$1,192,623
3/25	$1,236,244	$1,234,135	$1,184,181

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.75%	2.10%	2.14%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 738,879,946
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 2,900,594
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013052
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class A
Trading Symbol	EXNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,651	$9,948	$9,982
5/15	$9,618	$9,920	$9,952
6/15	$9,604	$9,911	$9,961
7/15	$9,647	$9,983	$10,007
8/15	$9,661	$10,002	$10,021
9/15	$9,734	$10,075	$10,079
10/15	$9,767	$10,115	$10,118
11/15	$9,783	$10,155	$10,118
12/15	$9,816	$10,226	$10,143
1/16	$9,927	$10,349	$10,244
2/16	$9,941	$10,365	$10,272
3/16	$9,945	$10,398	$10,255
4/16	$10,007	$10,474	$10,303
5/16	$10,001	$10,502	$10,294
6/16	$10,113	$10,669	$10,380
7/16	$10,127	$10,676	$10,406
8/16	$10,120	$10,690	$10,400
9/16	$10,084	$10,637	$10,368
10/16	$10,017	$10,525	$10,321
11/16	$9,713	$10,133	$10,069
12/16	$9,766	$10,252	$10,128
1/17	$9,829	$10,319	$10,207
2/17	$9,893	$10,391	$10,275
3/17	$9,916	$10,414	$10,283
4/17	$9,990	$10,489	$10,344
5/17	$10,104	$10,656	$10,443
6/17	$10,067	$10,617	$10,408
7/17	$10,140	$10,703	$10,474
8/17	$10,204	$10,785	$10,530
9/17	$10,157	$10,730	$10,475
10/17	$10,159	$10,756	$10,479
11/17	$10,080	$10,699	$10,380
12/17	$10,134	$10,810	$10,435
1/18	$10,085	$10,683	$10,394
2/18	$10,068	$10,651	$10,374
3/18	$10,070	$10,691	$10,377
4/18	$10,041	$10,652	$10,347
5/18	$10,116	$10,774	$10,431
6/18	$10,139	$10,784	$10,460
7/18	$10,163	$10,810	$10,497
8/18	$10,165	$10,837	$10,501
9/18	$10,127	$10,767	$10,451
10/18	$10,087	$10,701	$10,431
11/18	$10,153	$10,819	$10,514
12/18	$10,230	$10,949	$10,612
1/19	$10,307	$11,032	$10,700
2/19	$10,353	$11,091	$10,747
3/19	$10,418	$11,266	$10,829
4/19	$10,431	$11,309	$10,838
5/19	$10,518	$11,464	$10,948
6/19	$10,563	$11,507	$10,996
7/19	$10,628	$11,599	$11,074
8/19	$10,715	$11,782	$11,151
9/19	$10,651	$11,688	$11,070
10/19	$10,673	$11,709	$11,110
11/19	$10,697	$11,738	$11,135
12/19	$10,721	$11,774	$11,167
1/20	$10,840	$11,986	$11,298
2/20	$10,928	$12,140	$11,369
3/20	$10,592	$11,700	$11,099
4/20	$10,484	$11,553	$11,078
5/20	$10,682	$11,920	$11,352
6/20	$10,802	$12,019	$11,397
7/20	$10,912	$12,221	$11,520
8/20	$10,912	$12,164	$11,503
9/20	$10,921	$12,166	$11,516
10/20	$10,919	$12,130	$11,492
11/20	$10,994	$12,313	$11,570
12/20	$11,068	$12,388	$11,610
1/21	$11,131	$12,467	$11,650
2/21	$11,049	$12,269	$11,543
3/21	$11,065	$12,344	$11,586
4/21	$11,103	$12,448	$11,635
5/21	$11,129	$12,485	$11,640
6/21	$11,145	$12,519	$11,646
7/21	$11,191	$12,623	$11,713
8/21	$11,171	$12,577	$11,701
9/21	$11,129	$12,486	$11,648
10/21	$11,097	$12,449	$11,618
11/21	$11,133	$12,555	$11,646
12/21	$11,135	$12,576	$11,660
1/22	$10,967	$12,231	$11,414
2/22	$10,925	$12,188	$11,381
3/22	$10,745	$11,793	$11,137
4/22	$10,613	$11,466	$10,964
5/22	$10,686	$11,637	$11,114
6/22	$10,646	$11,446	$11,073
7/22	$10,766	$11,749	$11,266
8/22	$10,636	$11,491	$11,098
9/22	$10,485	$11,050	$10,824
10/22	$10,463	$10,958	$10,801
11/22	$10,648	$11,471	$11,089
12/22	$10,672	$11,504	$11,134
1/23	$10,823	$11,834	$11,342
2/23	$10,698	$11,566	$11,146
3/23	$10,828	$11,823	$11,339
4/23	$10,819	$11,796	$11,296
5/23	$10,775	$11,694	$11,204
6/23	$10,825	$11,811	$11,277
7/23	$10,854	$11,858	$11,313
8/23	$10,822	$11,687	$11,238
9/23	$10,709	$11,344	$11,057
10/23	$10,679	$11,248	$11,041
11/23	$10,980	$11,962	$11,444
12/23	$11,104	$12,240	$11,615
1/24	$11,109	$12,177	$11,579
2/24	$11,139	$12,193	$11,588
3/24	$11,157	$12,193	$11,573
4/24	$11,116	$12,042	$11,483
5/24	$11,110	$12,006	$11,417
6/24	$11,215	$12,190	$11,537
7/24	$11,295	$12,301	$11,644
8/24	$11,374	$12,398	$11,772
9/24	$11,443	$12,521	$11,851
10/24	$11,364	$12,338	$11,729
11/24	$11,469	$12,552	$11,830
12/24	$11,414	$12,369	$11,747
1/25	$11,468	$12,431	$11,825
2/25	$11,546	$12,554	$11,926
3/25	$11,453	$12,341	$11,842

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.64%	1.57%	1.70%
Class A with 3.25% Maximum Sales Charge	(0.67)%	0.90%	1.36%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 531,643,312
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,033,830
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013054
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class C
Trading Symbol	EZNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,977	$9,948	$9,982
5/15	$9,921	$9,920	$9,952
6/15	$9,908	$9,911	$9,961
7/15	$9,948	$9,983	$10,007
8/15	$9,955	$10,002	$10,021
9/15	$10,017	$10,075	$10,079
10/15	$10,046	$10,115	$10,118
11/15	$10,055	$10,155	$10,118
12/15	$10,083	$10,226	$10,143
1/16	$10,197	$10,349	$10,244
2/16	$10,205	$10,365	$10,272
3/16	$10,201	$10,398	$10,255
4/16	$10,251	$10,474	$10,303
5/16	$10,246	$10,502	$10,294
6/16	$10,350	$10,669	$10,380
7/16	$10,357	$10,676	$10,406
8/16	$10,352	$10,690	$10,400
9/16	$10,305	$10,637	$10,368
10/16	$10,235	$10,525	$10,321
11/16	$9,918	$10,133	$10,069
12/16	$9,968	$10,252	$10,128
1/17	$10,028	$10,319	$10,207
2/17	$10,079	$10,391	$10,275
3/17	$10,096	$10,414	$10,283
4/17	$10,169	$10,489	$10,344
5/17	$10,273	$10,656	$10,443
6/17	$10,236	$10,617	$10,408
7/17	$10,297	$10,703	$10,474
8/17	$10,358	$10,785	$10,530
9/17	$10,299	$10,730	$10,475
10/17	$10,293	$10,756	$10,479
11/17	$10,210	$10,699	$10,380
12/17	$10,249	$10,810	$10,435
1/18	$10,200	$10,683	$10,394
2/18	$10,174	$10,651	$10,374
3/18	$10,168	$10,691	$10,377
4/18	$10,141	$10,652	$10,347
5/18	$10,202	$10,774	$10,431
6/18	$10,219	$10,784	$10,460
7/18	$10,248	$10,810	$10,497
8/18	$10,242	$10,837	$10,501
9/18	$10,193	$10,767	$10,451
10/18	$10,154	$10,701	$10,431
11/18	$10,205	$10,819	$10,514
12/18	$10,279	$10,949	$10,612
1/19	$10,353	$11,032	$10,700
2/19	$10,383	$11,091	$10,747
3/19	$10,445	$11,266	$10,829
4/19	$10,451	$11,309	$10,838
5/19	$10,536	$11,464	$10,948
6/19	$10,575	$11,507	$10,996
7/19	$10,637	$11,599	$11,074
8/19	$10,709	$11,782	$11,151
9/19	$10,645	$11,688	$11,070
10/19	$10,661	$11,709	$11,110
11/19	$10,677	$11,738	$11,135
12/19	$10,694	$11,774	$11,167
1/20	$10,802	$11,986	$11,298
2/20	$10,887	$12,140	$11,369
3/20	$10,545	$11,700	$11,099
4/20	$10,434	$11,553	$11,078
5/20	$10,624	$11,920	$11,352
6/20	$10,732	$12,019	$11,397
7/20	$10,840	$12,221	$11,520
8/20	$10,831	$12,164	$11,503
9/20	$10,834	$12,166	$11,516
10/20	$10,823	$12,130	$11,492
11/20	$10,894	$12,313	$11,570
12/20	$10,953	$12,388	$11,610
1/21	$11,011	$12,467	$11,650
2/21	$10,928	$12,269	$11,543
3/21	$10,925	$12,344	$11,586
4/21	$10,970	$12,448	$11,635
5/21	$10,989	$12,485	$11,640
6/21	$10,986	$12,519	$11,646
7/21	$11,039	$12,623	$11,713
8/21	$11,010	$12,577	$11,701
9/21	$10,958	$12,486	$11,648
10/21	$10,928	$12,449	$11,618
11/21	$10,947	$12,555	$11,646
12/21	$10,941	$12,576	$11,660
1/22	$10,768	$12,231	$11,414
2/22	$10,717	$12,188	$11,381
3/22	$10,546	$11,793	$11,137
4/22	$10,400	$11,466	$10,964
5/22	$10,468	$11,637	$11,114
6/22	$10,419	$11,446	$11,073
7/22	$10,536	$11,749	$11,266
8/22	$10,405	$11,491	$11,098
9/22	$10,240	$11,050	$10,824
10/22	$10,222	$10,958	$10,801
11/22	$10,394	$11,471	$11,089
12/22	$10,411	$11,504	$11,134
1/23	$10,548	$11,834	$11,342
2/23	$10,422	$11,566	$11,146
3/23	$10,537	$11,823	$11,339
4/23	$10,519	$11,796	$11,296
5/23	$10,477	$11,694	$11,204
6/23	$10,521	$11,811	$11,277
7/23	$10,542	$11,858	$11,313
8/23	$10,501	$11,687	$11,238
9/23	$10,388	$11,344	$11,057
10/23	$10,360	$11,248	$11,041
11/23	$10,626	$11,962	$11,444
12/23	$10,746	$12,240	$11,615
1/24	$10,755	$12,177	$11,579
2/24	$10,766	$12,193	$11,588
3/24	$10,775	$12,193	$11,573
4/24	$10,736	$12,042	$11,483
5/24	$10,721	$12,006	$11,417
6/24	$10,821	$12,190	$11,537
7/24	$10,882	$12,301	$11,644
8/24	$10,954	$12,398	$11,772
9/24	$11,016	$12,521	$11,851
10/24	$10,939	$12,338	$11,729
11/24	$11,037	$12,552	$11,830
12/24	$10,972	$12,369	$11,747
1/25	$11,006	$12,431	$11,825
2/25	$11,078	$12,554	$11,926
3/25	$11,144	$12,341	$11,842

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.94%	0.82%	1.09%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.95%	0.82%	1.09%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 531,643,312
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,033,830
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081647
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class I
Trading Symbol	EINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$997,675	$994,753	$998,188
5/15	$993,326	$992,005	$995,246
6/15	$991,992	$991,101	$996,104
7/15	$997,545	$998,280	$1,000,738
8/15	$999,144	$1,000,240	$1,002,108
9/15	$1,005,797	$1,007,486	$1,007,907
10/15	$1,009,415	$1,011,492	$1,011,782
11/15	$1,011,125	$1,015,513	$1,011,765
12/15	$1,014,690	$1,022,648	$1,014,305
1/16	$1,027,284	$1,034,850	$1,024,396
2/16	$1,028,913	$1,036,478	$1,027,157
3/16	$1,029,410	$1,039,761	$1,025,542
4/16	$1,034,963	$1,047,406	$1,030,292
5/16	$1,034,432	$1,050,239	$1,029,354
6/16	$1,046,140	$1,066,947	$1,038,021
7/16	$1,047,673	$1,067,598	$1,040,561
8/16	$1,048,148	$1,069,039	$1,039,973
9/16	$1,043,492	$1,063,703	$1,036,845
10/16	$1,036,747	$1,052,544	$1,032,107
11/16	$1,006,422	$1,013,289	$1,006,913
12/16	$1,012,076	$1,025,185	$1,012,814
1/17	$1,018,725	$1,031,943	$1,020,738
2/17	$1,025,467	$1,039,109	$1,027,452
3/17	$1,026,933	$1,041,365	$1,028,301
4/17	$1,034,730	$1,048,921	$1,034,406
5/17	$1,046,637	$1,065,568	$1,044,301
6/17	$1,043,936	$1,061,747	$1,040,781
7/17	$1,050,683	$1,070,337	$1,047,422
8/17	$1,057,416	$1,078,482	$1,053,006
9/17	$1,052,645	$1,072,999	$1,047,538
10/17	$1,053,022	$1,075,618	$1,047,897
11/17	$1,044,923	$1,069,859	$1,038,041
12/17	$1,050,632	$1,081,041	$1,043,549
1/18	$1,045,705	$1,068,314	$1,039,403
2/18	$1,044,021	$1,065,122	$1,037,368
3/18	$1,044,418	$1,069,053	$1,037,727
4/18	$1,041,580	$1,065,238	$1,034,737
5/18	$1,049,465	$1,077,436	$1,043,093
6/18	$1,051,998	$1,078,356	$1,045,986
7/18	$1,054,599	$1,080,972	$1,049,670
8/18	$1,054,972	$1,083,748	$1,050,071
9/18	$1,051,083	$1,076,732	$1,045,069
10/18	$1,048,221	$1,070,102	$1,043,079
11/18	$1,054,125	$1,081,946	$1,051,420
12/18	$1,062,198	$1,094,900	$1,061,180
1/19	$1,070,312	$1,103,177	$1,070,000
2/19	$1,075,195	$1,109,084	$1,074,698
3/19	$1,082,142	$1,126,616	$1,082,852
4/19	$1,083,629	$1,130,850	$1,083,787
5/19	$1,093,920	$1,146,440	$1,094,777
6/19	$1,098,658	$1,150,673	$1,099,559
7/19	$1,104,487	$1,159,947	$1,107,395
8/19	$1,113,622	$1,178,243	$1,115,108
9/19	$1,108,245	$1,168,798	$1,106,955
10/19	$1,110,719	$1,170,893	$1,111,024
11/19	$1,112,129	$1,173,821	$1,113,515
12/19	$1,114,759	$1,177,405	$1,116,718
1/20	$1,127,331	$1,198,559	$1,129,787
2/20	$1,136,615	$1,214,015	$1,136,850
3/20	$1,101,745	$1,169,979	$1,109,920
4/20	$1,091,789	$1,155,296	$1,107,763
5/20	$1,112,567	$1,192,047	$1,135,194
6/20	$1,124,089	$1,201,858	$1,139,672
7/20	$1,136,819	$1,222,100	$1,151,951
8/20	$1,135,748	$1,216,366	$1,150,340
9/20	$1,136,897	$1,216,624	$1,151,564
10/20	$1,136,798	$1,212,970	$1,149,229
11/20	$1,144,761	$1,231,274	$1,157,012
12/20	$1,152,655	$1,238,775	$1,161,046
1/21	$1,159,306	$1,246,669	$1,165,034
2/21	$1,150,894	$1,226,861	$1,154,324
3/21	$1,152,706	$1,234,427	$1,158,621
4/21	$1,157,992	$1,244,781	$1,163,484
5/21	$1,159,723	$1,248,495	$1,164,020
6/21	$1,161,433	$1,251,923	$1,164,569
7/21	$1,167,618	$1,262,306	$1,171,269
8/21	$1,165,683	$1,257,674	$1,170,141
9/21	$1,160,280	$1,248,597	$1,164,819
10/21	$1,158,284	$1,244,947	$1,161,757
11/21	$1,162,174	$1,255,545	$1,164,598
12/21	$1,161,332	$1,257,570	$1,166,015
1/22	$1,143,915	$1,223,147	$1,141,448
2/22	$1,139,655	$1,218,765	$1,138,063
3/22	$1,122,291	$1,179,256	$1,113,676
4/22	$1,107,452	$1,146,639	$1,096,438
5/22	$1,115,146	$1,163,672	$1,111,385
6/22	$1,111,138	$1,144,613	$1,107,332
7/22	$1,123,773	$1,174,856	$1,126,556
8/22	$1,111,546	$1,149,107	$1,109,768
9/22	$1,094,763	$1,105,003	$1,082,369
10/22	$1,093,833	$1,095,814	$1,080,116
11/22	$1,112,047	$1,147,069	$1,108,870
12/22	$1,114,750	$1,150,353	$1,113,382
1/23	$1,130,620	$1,183,397	$1,134,157
2/23	$1,118,942	$1,156,638	$1,114,573
3/23	$1,131,456	$1,182,301	$1,133,877
4/23	$1,130,631	$1,179,600	$1,129,597
5/23	$1,127,367	$1,169,378	$1,120,381
6/23	$1,132,775	$1,181,092	$1,127,719
7/23	$1,134,657	$1,185,764	$1,131,294
8/23	$1,132,732	$1,168,694	$1,123,834
9/23	$1,121,060	$1,134,441	$1,105,731
10/23	$1,118,019	$1,124,787	$1,104,055
11/23	$1,148,401	$1,196,190	$1,144,418
12/23	$1,161,584	$1,223,991	$1,161,525
1/24	$1,163,525	$1,217,740	$1,157,948
2/24	$1,165,543	$1,219,304	$1,158,774
3/24	$1,167,569	$1,219,266	$1,157,334
4/24	$1,164,618	$1,204,165	$1,148,343
5/24	$1,164,144	$1,200,633	$1,141,737
6/24	$1,174,054	$1,219,036	$1,153,732
7/24	$1,182,562	$1,230,147	$1,164,377
8/24	$1,192,312	$1,239,849	$1,177,244
9/24	$1,199,658	$1,252,103	$1,185,149
10/24	$1,191,568	$1,233,846	$1,172,929
11/24	$1,202,660	$1,255,160	$1,182,976
12/24	$1,195,785	$1,236,886	$1,174,715
1/25	$1,201,541	$1,243,085	$1,182,507
2/25	$1,211,187	$1,255,411	$1,192,623
3/25	$1,201,497	$1,234,135	$1,184,181

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.90%	1.75%	1.85%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%

AssetsNet	$ 531,643,312
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,033,830
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000225142
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Advisers Class
Trading Symbol	EAMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Advisers Class	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,994	$9,948	$10,000
5/15	$9,969	$9,920	$10,000
6/15	$9,953	$9,911	$10,000
7/15	$9,937	$9,983	$10,013
8/15	$9,941	$10,002	$10,030
9/15	$9,945	$10,075	$10,042
10/15	$9,949	$10,115	$10,052
11/15	$9,944	$10,155	$10,040
12/15	$9,938	$10,226	$10,038
1/16	$9,943	$10,349	$10,069
2/16	$9,948	$10,365	$10,085
3/16	$9,954	$10,398	$10,071
4/16	$9,972	$10,474	$10,082
5/16	$9,969	$10,502	$10,087
6/16	$9,996	$10,669	$10,104
7/16	$10,012	$10,676	$10,122
8/16	$9,997	$10,690	$10,107
9/16	$9,994	$10,637	$10,085
10/16	$10,010	$10,525	$10,092
11/16	$9,993	$10,133	$10,049
12/16	$9,998	$10,252	$10,068
1/17	$10,004	$10,319	$10,105
2/17	$10,019	$10,391	$10,138
3/17	$10,024	$10,414	$10,138
4/17	$10,031	$10,489	$10,154
5/17	$10,048	$10,656	$10,173
6/17	$10,054	$10,617	$10,165
7/17	$10,071	$10,703	$10,189
8/17	$10,078	$10,785	$10,212
9/17	$10,084	$10,730	$10,200
10/17	$10,102	$10,756	$10,201
11/17	$10,089	$10,699	$10,155
12/17	$10,108	$10,810	$10,161
1/18	$10,129	$10,683	$10,190
2/18	$10,147	$10,651	$10,207
3/18	$10,147	$10,691	$10,200
4/18	$10,159	$10,652	$10,190
5/18	$10,180	$10,774	$10,224
6/18	$10,191	$10,784	$10,260
7/18	$10,212	$10,810	$10,281
8/18	$10,214	$10,837	$10,278
9/18	$10,227	$10,767	$10,258
10/18	$10,230	$10,701	$10,267
11/18	$10,243	$10,819	$10,299
12/18	$10,258	$10,949	$10,338
1/19	$10,283	$11,032	$10,370
2/19	$10,297	$11,091	$10,394
3/19	$10,312	$11,266	$10,422
4/19	$10,317	$11,309	$10,430
5/19	$10,344	$11,464	$10,469
6/19	$10,359	$11,507	$10,501
7/19	$10,384	$11,599	$10,536
8/19	$10,387	$11,782	$10,550
9/19	$10,400	$11,688	$10,528
10/19	$10,423	$11,709	$10,559
11/19	$10,434	$11,738	$10,577
12/19	$10,445	$11,774	$10,593
1/20	$10,466	$11,986	$10,630
2/20	$10,476	$12,140	$10,651
3/20	$10,433	$11,700	$10,598
4/20	$10,313	$11,553	$10,623
5/20	$10,306	$11,920	$10,728
6/20	$10,373	$12,019	$10,728
7/20	$10,375	$12,221	$10,755
8/20	$10,399	$12,164	$10,756
9/20	$10,423	$12,166	$10,764
10/20	$10,426	$12,130	$10,756
11/20	$10,458	$12,313	$10,769
12/20	$10,470	$12,388	$10,779
1/21	$10,492	$12,467	$10,797
2/21	$10,502	$12,269	$10,793
3/21	$10,513	$12,344	$10,801
4/21	$10,513	$12,448	$10,808
5/21	$10,513	$12,485	$10,813
6/21	$10,513	$12,519	$10,812
7/21	$10,513	$12,623	$10,826
8/21	$10,513	$12,577	$10,823
9/21	$10,513	$12,486	$10,812
10/21	$10,513	$12,449	$10,810
11/21	$10,524	$12,555	$10,813
12/21	$10,513	$12,576	$10,812
1/22	$10,502	$12,231	$10,740
2/22	$10,492	$12,188	$10,727
3/22	$10,473	$11,793	$10,637
4/22	$10,445	$11,466	$10,595
5/22	$10,463	$11,637	$10,675
6/22	$10,461	$11,446	$10,678
7/22	$10,482	$11,749	$10,736
8/22	$10,454	$11,491	$10,651
9/22	$10,438	$11,050	$10,559
10/22	$10,443	$10,958	$10,573
11/22	$10,494	$11,471	$10,695
12/22	$10,505	$11,504	$10,689
1/23	$10,558	$11,834	$10,779
2/23	$10,549	$11,566	$10,688
3/23	$10,595	$11,823	$10,803
4/23	$10,598	$11,796	$10,771
5/23	$10,614	$11,694	$10,760
6/23	$10,653	$11,811	$10,811
7/23	$10,680	$11,858	$10,834
8/23	$10,709	$11,687	$10,846
9/23	$10,716	$11,344	$10,801
10/23	$10,734	$11,248	$10,831
11/23	$10,808	$11,962	$10,988
12/23	$10,860	$12,240	$11,052
1/24	$10,877	$12,177	$11,048
2/24	$10,907	$12,193	$11,065
3/24	$10,925	$12,193	$11,065
4/24	$10,934	$12,042	$11,066
5/24	$10,964	$12,006	$11,093
6/24	$11,017	$12,190	$11,156
7/24	$11,070	$12,301	$11,229
8/24	$11,126	$12,398	$11,302
9/24	$11,156	$12,521	$11,338
10/24	$11,152	$12,338	$11,310
11/24	$11,192	$12,552	$11,354
12/24	$11,198	$12,369	$11,351
1/25	$11,248	$12,431	$11,411
2/25	$11,288	$12,554	$11,459
3/25	$11,254	$12,341	$11,471

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Advisers Class	3.36%	1.57%	1.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%

AssetsNet	$ 325,679,525
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 724,581
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013046
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class A
Trading Symbol	EXFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,769	$9,948	$10,000
5/15	$9,744	$9,920	$10,000
6/15	$9,729	$9,911	$10,000
7/15	$9,713	$9,983	$10,013
8/15	$9,717	$10,002	$10,030
9/15	$9,721	$10,075	$10,042
10/15	$9,725	$10,115	$10,052
11/15	$9,720	$10,155	$10,040
12/15	$9,715	$10,226	$10,038
1/16	$9,719	$10,349	$10,069
2/16	$9,724	$10,365	$10,085
3/16	$9,730	$10,398	$10,071
4/16	$9,747	$10,474	$10,082
5/16	$9,744	$10,502	$10,087
6/16	$9,771	$10,669	$10,104
7/16	$9,786	$10,676	$10,122
8/16	$9,772	$10,690	$10,107
9/16	$9,769	$10,637	$10,085
10/16	$9,785	$10,525	$10,092
11/16	$9,769	$10,133	$10,049
12/16	$9,773	$10,252	$10,068
1/17	$9,779	$10,319	$10,105
2/17	$9,794	$10,391	$10,138
3/17	$9,799	$10,414	$10,138
4/17	$9,806	$10,489	$10,154
5/17	$9,822	$10,656	$10,173
6/17	$9,828	$10,617	$10,165
7/17	$9,845	$10,703	$10,189
8/17	$9,851	$10,785	$10,212
9/17	$9,858	$10,730	$10,200
10/17	$9,875	$10,756	$10,201
11/17	$9,862	$10,699	$10,155
12/17	$9,881	$10,810	$10,161
1/18	$9,901	$10,683	$10,190
2/18	$9,919	$10,651	$10,207
3/18	$9,918	$10,691	$10,200
4/18	$9,930	$10,652	$10,190
5/18	$9,951	$10,774	$10,224
6/18	$9,962	$10,784	$10,260
7/18	$9,983	$10,810	$10,281
8/18	$9,985	$10,837	$10,278
9/18	$9,997	$10,767	$10,258
10/18	$10,000	$10,701	$10,267
11/18	$10,013	$10,819	$10,299
12/18	$10,027	$10,949	$10,338
1/19	$10,040	$11,032	$10,370
2/19	$10,053	$11,091	$10,394
3/19	$10,066	$11,266	$10,422
4/19	$10,080	$11,309	$10,430
5/19	$10,094	$11,464	$10,469
6/19	$10,108	$11,507	$10,501
7/19	$10,131	$11,599	$10,536
8/19	$10,143	$11,782	$10,550
9/19	$10,154	$11,688	$10,528
10/19	$10,165	$11,709	$10,559
11/19	$10,174	$11,738	$10,577
12/19	$10,195	$11,774	$10,593
1/20	$10,204	$11,986	$10,630
2/20	$10,212	$12,140	$10,651
3/20	$10,178	$11,700	$10,598
4/20	$10,050	$11,553	$10,623
5/20	$10,052	$11,920	$10,728
6/20	$10,105	$12,019	$10,728
7/20	$10,107	$12,221	$10,755
8/20	$10,139	$12,164	$10,756
9/20	$10,161	$12,166	$10,764
10/20	$10,152	$12,130	$10,756
11/20	$10,174	$12,313	$10,769
12/20	$10,196	$12,388	$10,779
1/21	$10,208	$12,467	$10,797
2/21	$10,229	$12,269	$10,793
3/21	$10,230	$12,344	$10,801
4/21	$10,240	$12,448	$10,808
5/21	$10,240	$12,485	$10,813
6/21	$10,240	$12,519	$10,812
7/21	$10,240	$12,623	$10,826
8/21	$10,240	$12,577	$10,823
9/21	$10,240	$12,486	$10,812
10/21	$10,240	$12,449	$10,810
11/21	$10,240	$12,555	$10,813
12/21	$10,240	$12,576	$10,812
1/22	$10,230	$12,231	$10,740
2/22	$10,219	$12,188	$10,727
3/22	$10,198	$11,793	$10,637
4/22	$10,170	$11,466	$10,595
5/22	$10,187	$11,637	$10,675
6/22	$10,185	$11,446	$10,678
7/22	$10,206	$11,749	$10,736
8/22	$10,178	$11,491	$10,651
9/22	$10,162	$11,050	$10,559
10/22	$10,179	$10,958	$10,573
11/22	$10,228	$11,471	$10,695
12/22	$10,239	$11,504	$10,689
1/23	$10,280	$11,834	$10,779
2/23	$10,282	$11,566	$10,688
3/23	$10,316	$11,823	$10,803
4/23	$10,319	$11,796	$10,771
5/23	$10,334	$11,694	$10,760
6/23	$10,373	$11,811	$10,811
7/23	$10,399	$11,858	$10,834
8/23	$10,427	$11,687	$10,846
9/23	$10,435	$11,344	$10,801
10/23	$10,462	$11,248	$10,831
11/23	$10,535	$11,962	$10,988
12/23	$10,574	$12,240	$11,052
1/24	$10,602	$12,177	$11,048
2/24	$10,620	$12,193	$11,065
3/24	$10,638	$12,193	$11,065
4/24	$10,657	$12,042	$11,066
5/24	$10,687	$12,006	$11,093
6/24	$10,739	$12,190	$11,156
7/24	$10,790	$12,301	$11,229
8/24	$10,834	$12,398	$11,302
9/24	$10,874	$12,521	$11,338
10/24	$10,859	$12,338	$11,310
11/24	$10,909	$12,552	$11,354
12/24	$10,915	$12,369	$11,351
1/25	$10,952	$12,431	$11,411
2/25	$10,991	$12,554	$11,459
3/25	$11,005	$12,341	$11,471

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.47%	1.58%	1.19%
Class A with 2.25% Maximum Sales Charge	1.18%	1.11%	0.96%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%

AssetsNet	$ 325,679,525
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 724,581
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091009
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class I
Trading Symbol	EILMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$999,555	$994,753	$1,000,019
5/15	$997,115	$992,005	$999,984
6/15	$995,650	$991,101	$999,959
7/15	$994,176	$998,280	$1,001,324
8/15	$993,704	$1,000,240	$1,002,982
9/15	$994,246	$1,007,486	$1,004,209
10/15	$994,793	$1,011,492	$1,005,244
11/15	$995,355	$1,015,513	$1,003,987
12/15	$993,952	$1,022,648	$1,003,824
1/16	$995,560	$1,034,850	$1,006,907
2/16	$995,151	$1,036,478	$1,008,487
3/16	$995,862	$1,039,761	$1,007,066
4/16	$997,777	$1,047,406	$1,008,183
5/16	$997,637	$1,050,239	$1,008,692
6/16	$1,000,434	$1,066,947	$1,010,442
7/16	$1,002,171	$1,067,598	$1,012,210
8/16	$1,001,855	$1,069,039	$1,010,688
9/16	$1,000,643	$1,063,703	$1,008,531
10/16	$1,002,400	$1,052,544	$1,009,243
11/16	$1,000,861	$1,013,289	$1,004,859
12/16	$1,001,465	$1,025,185	$1,006,838
1/17	$1,003,180	$1,031,943	$1,010,502
2/17	$1,003,805	$1,039,109	$1,013,823
3/17	$1,004,462	$1,041,365	$1,013,810
4/17	$1,005,274	$1,048,921	$1,015,425
5/17	$1,007,095	$1,065,568	$1,017,323
6/17	$1,007,838	$1,061,747	$1,016,459
7/17	$1,009,691	$1,070,337	$1,018,901
8/17	$1,010,459	$1,078,482	$1,021,194
9/17	$1,012,277	$1,072,999	$1,019,976
10/17	$1,014,155	$1,075,618	$1,020,076
11/17	$1,011,915	$1,069,859	$1,015,475
12/17	$1,013,997	$1,081,041	$1,016,146
1/18	$1,017,228	$1,068,314	$1,018,975
2/18	$1,018,133	$1,065,122	$1,020,723
3/18	$1,018,230	$1,069,053	$1,019,965
4/18	$1,020,604	$1,065,238	$1,019,039
5/18	$1,021,887	$1,077,436	$1,022,402
6/18	$1,024,137	$1,078,356	$1,025,999
7/18	$1,025,345	$1,080,972	$1,028,133
8/18	$1,026,724	$1,083,748	$1,027,763
9/18	$1,027,045	$1,076,732	$1,025,793
10/18	$1,028,525	$1,070,102	$1,026,698
11/18	$1,030,028	$1,081,946	$1,029,923
12/18	$1,030,539	$1,094,900	$1,033,794
1/19	$1,033,064	$1,103,177	$1,037,009
2/19	$1,034,518	$1,109,084	$1,039,361
3/19	$1,035,993	$1,126,616	$1,042,204
4/19	$1,036,539	$1,130,850	$1,042,972
5/19	$1,039,160	$1,146,440	$1,046,856
6/19	$1,040,715	$1,150,673	$1,050,092
7/19	$1,043,197	$1,159,947	$1,053,553
8/19	$1,043,494	$1,178,243	$1,055,039
9/19	$1,044,798	$1,168,798	$1,052,826
10/19	$1,047,157	$1,170,893	$1,055,855
11/19	$1,048,241	$1,173,821	$1,057,688
12/19	$1,049,410	$1,177,405	$1,059,252
1/20	$1,051,522	$1,198,559	$1,062,984
2/20	$1,052,529	$1,214,015	$1,065,138
3/20	$1,048,126	$1,169,979	$1,059,833
4/20	$1,036,116	$1,155,296	$1,062,276
5/20	$1,035,388	$1,192,047	$1,072,774
6/20	$1,042,108	$1,201,858	$1,072,763
7/20	$1,042,383	$1,222,100	$1,075,452
8/20	$1,044,780	$1,216,366	$1,075,627
9/20	$1,047,178	$1,216,624	$1,076,432
10/20	$1,047,442	$1,212,970	$1,075,565
11/20	$1,049,831	$1,231,274	$1,076,912
12/20	$1,051,150	$1,238,775	$1,077,872
1/21	$1,053,545	$1,246,669	$1,079,653
2/21	$1,054,814	$1,226,861	$1,079,297
3/21	$1,056,060	$1,234,427	$1,080,078
4/21	$1,057,258	$1,244,781	$1,080,822
5/21	$1,057,353	$1,248,495	$1,081,254
6/21	$1,057,407	$1,251,923	$1,081,198
7/21	$1,057,450	$1,262,306	$1,082,553
8/21	$1,057,513	$1,257,674	$1,082,331
9/21	$1,057,595	$1,248,597	$1,081,206
10/21	$1,057,683	$1,244,947	$1,080,972
11/21	$1,057,746	$1,255,545	$1,081,285
12/21	$1,057,828	$1,257,570	$1,081,195
1/22	$1,056,883	$1,223,147	$1,074,043
2/22	$1,056,102	$1,218,765	$1,072,664
3/22	$1,053,284	$1,179,256	$1,063,739
4/22	$1,051,647	$1,146,639	$1,059,451
5/22	$1,053,546	$1,163,672	$1,067,519
6/22	$1,053,470	$1,144,613	$1,067,828
7/22	$1,054,608	$1,174,856	$1,073,590
8/22	$1,053,005	$1,149,107	$1,065,090
9/22	$1,051,446	$1,105,003	$1,055,920
10/22	$1,052,279	$1,095,814	$1,057,284
11/22	$1,057,468	$1,147,069	$1,069,470
12/22	$1,059,851	$1,150,353	$1,068,941
1/23	$1,064,231	$1,183,397	$1,077,913
2/23	$1,064,515	$1,156,638	$1,068,801
3/23	$1,068,202	$1,182,301	$1,080,276
4/23	$1,068,639	$1,179,600	$1,077,147
5/23	$1,070,351	$1,169,378	$1,075,973
6/23	$1,074,447	$1,181,092	$1,081,096
7/23	$1,077,334	$1,185,764	$1,083,421
8/23	$1,080,402	$1,168,694	$1,084,594
9/23	$1,081,264	$1,134,441	$1,080,121
10/23	$1,084,309	$1,124,787	$1,083,095
11/23	$1,090,783	$1,196,190	$1,098,784
12/23	$1,096,161	$1,223,991	$1,105,203
1/24	$1,098,082	$1,217,740	$1,104,840
2/24	$1,101,176	$1,219,304	$1,106,543
3/24	$1,103,195	$1,219,266	$1,106,466
4/24	$1,105,299	$1,204,165	$1,106,602
5/24	$1,107,346	$1,200,633	$1,109,279
6/24	$1,112,888	$1,219,036	$1,115,550
7/24	$1,118,386	$1,230,147	$1,122,886
8/24	$1,124,155	$1,239,849	$1,130,246
9/24	$1,127,347	$1,252,103	$1,133,799
10/24	$1,127,036	$1,233,846	$1,130,966
11/24	$1,131,255	$1,255,160	$1,135,412
12/24	$1,131,983	$1,236,886	$1,135,141
1/25	$1,137,187	$1,243,085	$1,141,094
2/25	$1,141,321	$1,255,411	$1,145,884
3/25	$1,142,002	$1,234,135	$1,147,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.52%	1.73%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%

AssetsNet	$ 325,679,525
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 724,581
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122